Servicing	12 Months Ended
Dec. 31, 2017
Servicing [Abstract]
Servicing

NOTE 7 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others amounted to $174,669,000 and $172,171,000 at December 31, 2017 and 2016, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Corporation has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2017 and 2016 include:

Prepayment assumptions:Based on the PSA Standard Prepayment Model

Internal rate of return:9% to 11%

Servicing costs:$50 – $65 per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count

Inflation rate of servicing costs:3%

Earnings rate:0.25%

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2017, 2016 and 2015:

	(in thousands)
	2017	2016	2015
Fair value at beginning of year	$1,247	$1,181	$1,218
Capitalized servicing rights – new
loan sales	183	273	252
Disposals (amortization based on
loan payments and payoffs)	(129)	(195)	(552)
Change in fair value	(31)	(12)	263
Fair value at end of year	$1,270	$1,247	$1,181

The changes in fair value of servicing rights for the years ended December 31, 2017, 2016 and 2015 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  The prepayment assumption factor used in determining the fair value of servicing at December 31, 2017 was 159 compared to 148 at December 31, 2016 and 170 at December 31, 2015.  The earnings rate used in determining the fair value of servicing was 0.25% in 2017, 2016 and 2015.